UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21089

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.


ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30,2005
(Unaudited)
______________

Investment securities

Common Stocks	       Shares   Fair Value         % of Net Assets

Financial

Insurance
St Paul Travelers	 8,147           365,556
American Intl Group      4,730	         293,071
				         658,627      8.19%
Diversified Financial
JP Morgan Chase	         5,792	     $   196,522
Citigroup	         5,188 	         236,158
AXA SA - Sponsored ADR	 7,844           215,945
				         648,625      8.07%
Banking
Washington Mutual	 4,625           181,393
Fremont General	        12,865           280,843
				         462,236      5.75%

Real Estate
iSTAR Financial	         7,799           315,314      3.92%
		Total - Financial      2,084,802     25.92%

Consumer Staples
Tobacco
Altria Group	         6,852           505,061
Carolina Group	         9,558           378,784
                                         883,845     10.99%

Conglomerate
Loews Corporation	 4,893	         452,162      5.62%

Media
Viacom-Class B	         4,940 	         163,069
Liberty Media *         11,000            88,550
Liberty Media Intl *	   550            14,900
Liberty Media Global*      550            14,162
Discovery Holding* 	  1100            15,873
                                         296,554      3.69%


Retail Distribution, hardline
Handleman	        12,675           160,085      1.99%
	Total - Consumer Staples       1,792,646     22.29%


*  Security did not pay a dividend during the previous twelve months.


Common Stocks (Continued)	Shares	Fair Value  % of Net Assets

Healthcare

Pharmaceuticals
Merck                   7,940	        216,047
Pfizer	                9,950	        248,452
			                464,499       5.78%

Managed Care
Wellpoint *             4,302   	326,178       4.06%

Biotechnology
Amgen *	                3,825	        304,738       3.79%
		Total - Healthcare    1,095,415	     13.62%

Technology

Consumer Electronics
Nam Tai Electronics     14,215          361,487       4.49%

Wireless Communications
Nokia Corp-Sponsored ADR 15,175         256,609       3.19%

Software
Microsoft Corp	         5,950          153,094       1.90%
		Total - Technology	771,190       9.59%

Consumer, Cyclical

Retail, hardline
Carmax *	        9,591	     299,911          3.73%

Building Materials
Masco Corp	        7,080	     217,214 	      2.70%

	Total - Consumer, Cyclical   517,125 	      6.43%

Transportation

Railroads
Genesee & Wyoming *	8,911	     282,479 	      3.51%

Air Freight
Federal Express	        2,278	     198,482 	      2.47%
	Total - Transportation	     480,961	      5.98%



Index
Depositary Receipts
S&P Depositary Receipts (SPDR)  1,600   196,864
Nasdaq 100 Shares               6,860   270,696
		Total - Index		467,560       5.81%

Utilities

Electric
American Electric Power	4,450	     176,665          2.20%

Energy
BP PLC Sponsored ADR	2,475	     175,354          2.18%
	Total - Utilities            352,019	      4.38%

Total investment securities (cost - $6,060,903)	  $7,561,717
	94.02%

* Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-

3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.


             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  November 25, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date: November 25, 2005


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  November 25, 2005